Advances from the Federal Home Loan Bank - Schedule of Advances from the Federal Home Loan Bank (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Schedule of Advances from the Federal Home Loan Bank [Abstract]
2026	$ 7,694
2027	20,017
2028	15,019
2029	19
2030	11
Total	$ 42,760